FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	May 31, 2023	Nov. 30, 2022
Cash Equivalents [Member]
Cash and Cash Equivalents [Line Items]
Assets held in the Trust Account	$ 1,359	$ 457
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Assets held in the Trust Account	$ 121,456,516	$ 118,784,885